Payroll and related benefits	12 Months Ended
Dec. 31, 2020
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Payroll and related benefits
9.	Payroll and related benefits

Million US dollar	2020	2019	2018 restated
Wages and salaries	(4 124)	(4 563)	(4 638)
Social security contributions	(582)	(683)	(694)
Other personnel cost	(637)	(678)	(708)
Pension expense for defined benefit plans	(218)	(193)	(192)
Share-based payment expense	(169)	(340)	(353)
Contributions to defined contribution plans	(91)	(101)	(109)

Payroll and related benefits	(5 821)	(6 558)	(6 694)
The number of full time equivalents can be split as follows:

	2020	2019	2018
AB InBev NV/SA (parent company)	204	204	180
Other subsidiaries	163 491	171 711	172 596

Total number of FTE	163 695	171 915	172 776